Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Major Customers

For the year ended December 31, 2025, the Group has two individual customers (2024 and 2023: one and two respectively) with revenues comprising more than 10% of Group’s revenues and their respective receivables due from these customers are disclosed below:

	December 31, 2025		December 31, 2024		December 31, 2023
	Percentage of Revenue	Balance due US$	Percentage of Revenue	Balance due US$	Percentage of Revenue	Balance due US$
Customer A	39%	28,080	-%	-	-%	-
Customer B	61%	43,500	-%	-	-%	-
Customer C	-%	-	-%	-	23%	-
Customer D	-%	-	100%	-	77%	-
		71,580		-		-